Employee benefits - Aggregate status of the plans and the amounts recognized in the consolidated financial statements (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$ 685,823,000
Fair value of plan assets at end of year	799,935,000	$ 685,823,000
Pension Plans
Change in benefit obligation:
Benefit obligation at beginning of year	754,558,000	816,988,000
Service cost	0	0	$ 0
Interest cost	28,439,000	25,493,000	25,889,000
Termination benefit cost	0	0	0
Actuarial loss (gain)	113,642,000	(47,549,000)
Benefits paid	(44,088,000)	(40,374,000)
Benefit obligation at end of year	852,551,000	754,558,000	816,988,000
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	685,823,000	767,539,000
Actual return on plan assets	137,970,000	(41,572,000)
Employer contribution	20,230,000	230,000
Benefits paid	(44,088,000)	(40,374,000)
Fair value of plan assets at end of year	799,935,000	685,823,000	767,539,000
OPEB Plan
Change in benefit obligation:
Benefit obligation at beginning of year	153,415,000	170,720,000
Service cost	759,000	1,028,000	1,026,000
Interest cost	5,955,000	5,562,000	5,703,000
Termination benefit cost	0	1,790,000	0
Actuarial loss (gain)	15,752,000	(20,547,000)
Benefits paid	(7,200,000)	(5,138,000)
Benefit obligation at end of year	168,681,000	153,415,000	170,720,000
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Employer contribution	7,200,000	5,138,000
Benefits paid	(7,200,000)	(5,138,000)
Fair value of plan assets at end of year	$ 0	$ 0	$ 0